NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Newbuildings	As of December 31, 2023, our expenditure for the Newbuilds consists of the following:

Successor
(in thousands of $)	December 31, 2023
Shipyard Installments (including option exercise price)	180,687
Onsite Supervision Costs	900
Interest cost capitalized	168
Other Costs	149
Total Newbuildings	181,904